Supplemental Cash Flow Information - Schedule of Operating Activities and Investing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Operating And Investing Activities [abstract]
Interest received	$ 23	$ 77
Interest paid	(69)	(89)
Income taxes refunded	5	9
Income taxes paid	(193)	(201)
Net (purchases) proceeds of short-term investments and equity securities
Purchases of short-term investments	(61)	(91)
Proceeds from maturity of short-term investments	71	86
Purchases of equity securities	(43)	(67)
Proceeds from sale of equity securities	3	24
Total proceeds	$ (30)	$ (48)